BBH TRUST

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010
October 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              BBH TRUST (the “Trust” or “Registrant”)
BBH Money Market Fund
Regular Shares
Institutional Shares
BBH Tax Exempt Money Fund
BBH U.S. Treasury Money Fund
1933 Act File No. 33-129342
1940 Act File No. 811-21829______________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2008, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 3 on October 28, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Secretary